Employee benefits (Allocation Of Plan Assets) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	€ 6,297	€ 5,127
Total allocation of plan assets, percentage	100.00%	100.00%
Equity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	1,655	1,351
Total allocation of plan assets, percentage	26.00%	26.00%
Bonds [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	3,639	3,019
Total allocation of plan assets, percentage	58.00%	59.00%
Loans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	674	453
Total allocation of plan assets, percentage	11.00%	9.00%
Real Estate [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	78	89
Total allocation of plan assets, percentage	1.00%	2.00%
Other [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	€ 251	€ 215
Total allocation of plan assets, percentage	4.00%	4.00%